Related parties and related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related parties and related party transactions
47.	Related parties and related party transactions
The following significant transactions were carried out between the Group and its related parties during the years ended December 31, 2022, 2023 and 2024.

(a)	Names and relationships with related parties
The following table sets forth the major related parties which have major transactions with the Group during the years ended December 31, 2022, 2023 and 2024:

	Name of related parties	Relationship with the Company
Before July 30, 2024	Ping An Insurance (Group) Company of China, Ltd.	Significant influence on the Company and its subsidiaries

F r om July 30, 2024	Ping An Insurance (Group) Company of China, Ltd.	Ultimate controlling shareholder of the Company and its subsidiari e s

47.1	Significant transactions with related parties
The following are the significant related party transactions with Ping An Group and its subsidiaries during the period :

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Technology platform based income	1,529,485	514,936	91,005

Other income	1,478,096	1,109,802	1,275,058

Investment income	338,252	158,552	74,114

Finance costs-Interest income	419,415	415,748	281,260

Finance costs-Interest expense	25,435	14,115	20,824

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses	3,173,350	2,136,087	1,566,975

Other gains/(losses)-net	350,329	(70,671)	25,431

Technology platform based income
Ping An Group’s subsidiaries offer investment products available on the Group’s technology platform. The investment products provided by Ping An Group’s subsidiaries primarily include private investment funds, insurance products, bank products and trust plans. Fees are collected from Ping An Group’s subsidiaries for facilitation of investment products offered on the Group’s technology platform. The Group generally receives service fees based on a certain percentage of the volume of investment products facilitated and loans made by Ping An Group’s subsidiaries. Such fee is recognized upon successful facilitation.

Other income
Other income mainly comprises income for the account management services provided by the Group to Ping An Group’s subsidiaries. The Group generally receives the service fees monthly based on the number of accounts managed and the performance of the underlying loans managed by the Group for Ping An Group’s subsidiaries. In September 2022, the account management service contracts with Ping An Group’s subsidiaries were revised as a result of worse-than-expected loan performance. Based on the negotiation with Ping An Group’s subsidiaries, the Group agreed to revise the contract and refunded RMB
440
million to Ping An Group’s subsidiaries and charged the account management fees based on loan performance after September 2022.
Net interest income – Interest expense
The interest expense mainly consists of interest paid for borrowings from Ping An Group’s subsidiaries. These borrowings were used to provide funding for on-balance
sheet loans under the Company’s retail credit and enablement business. The interest expenses are calculated based on the effective interest rates and the carrying amount of such borrowings.
Investment income
Investment income mainly consists of investment return received by the Group on investment products issued or managed by Ping An Group’s subsidiaries.
Finance costs
Ping An Group’s subsidiaries provide deposit services and financing services to the Group.
Finance costs include interest paid to Ping An Group’s subsidiaries for borrowings used for businesses other than the retail credit and enablement business, interest paid to Ping An Group’s subsidiaries for its subscription in the consolidated wealth management products managed by the Group and interest income received from Ping An Group’s subsidiaries for cash deposited by the Group in Ping An Group’s subsidiaries. The finance cost is calculated based on the effective interest rates on the outstanding balances.
Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Group and its subsidiaries provide a wide spectrum of services to the Group, including but not limited to:
(1) accounting processing and data communication services; (2) transaction settlement and custodian service; (3) office premise rental services; (4) technology support; and (5) human resources support. The Group, in return, pays service fees to Ping An Group and its subsidiaries. The precise scope of service, service fees calculation, method of payment and other details of the service arrangement are agreed between the relevant parties separately.
The services fees paid by the Group to Ping An Group’s subsidiaries are determined through a bidding procedure according to the internal policies and procedures of the Group. If no tendering and bidding process is required under the Group’s internal policies, they are determined through mutual negotiations between the two parties based on historical fees of such services and comparable market rates.

Other gains/(losses) - net
Other gains/(losses) – net mainly consist of foreign exchange losses due to the foreign exchange swaps provided by Ping An Group’s subsidiaries.
Leases
Part of the
right-of-use
assets and lease liabilities are rented from Ping An Group’s subsidiaries, and are used as workplace.
Convertible promissory notes payable
Ping An Group’s subsidiaries also held convertible promissory notes issued by the Company, which is disclosed in Note 36.
Purchase of financial assets
The Group purchased certain assets management plans, trust plans, mutual funds, private funds and other equity investments, bank wealth management products and corporate bonds managed and/or issued by Ping An Group’s subsidiaries. Please refer to Note 4.3 for the Group’s maximum exposure related to these investments.
Zhongshi Credit Management Co., Ltd., a subsidiary of the Group, acquired non-performing
assets in 2022 and 2023 from a subsidiary of Ping An Group, at the consideration of RMB
689 million and RMB1,334

million, respectively.
Other transactions
The Group acquired
non-performing
assets from subsidiaries of Ping An Group through 11 trust plans managed by a third party trust company, with a consideration of RMB
1,450 million and RMB757 million in 2023 and 2024, respectively. These trust plans are consolidated within the Group’s financial statements. The Group recognized losses of RMB565 million and RMB718 million in 2023 and 2024, respectively.
The Group acquired
non-performing
assets underlying the investment products issued by subsidiaries of Ping An Group through Shenzhen Decheng Investment Development Co., Ltd. (“DeCheng Investment”), at a consideration of RMB
877 million and RMB65 million in 2022 and 2023, respectively. The carrying amount of the assets were RMB122 million
,
RMB111
million and nil as of December 31, 2022, 2023 and 2024,
 respectively. The Group recognized losses of RMB755 million, and RMB74 million in 2022 and 2023, respectively, and recognized a gain of RMB19 million in 2024, respectively.

47.2	Year end balances with related parties
The following are the significant related party balances with Ping An Group and its subsidiaries during as of period end:

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Cash	14,366,558	10,976,913	10,621,118

Restricted cash	19,605,104	7,172,837	5,647,728

Account and other receivables and contract assets and other assets (i)	2,998,401	1,510,804	2,189,140

Accounts and other payables and contract liabilities and other liabilities (i)	1,190,455	1,639,698	1,464,914

Financial assets at amortized cost	2,504,622	1,501,013	1,500,582

Borrowings	820,716	—	818,986

Payable to platform investors, accounts and other payables and contract liabilities and other liabilities (i) (ii)	3,839,817	3,910	3,910

(i)	The balances with related parties were unsecured, interest-free and repayable on demand.
These non-trade balances with related parties were mainly for treasury management purposes which are collectable or repayable on demand or within one year.

(ii)	No cash dividends were paid to both An Ke and PAOH in 2024 (2023: USD51 million and USD34 million, 2022: USD291 million and USD194 million).

47.3	Key management personnel compensation
Key management includes directors (executive and
non-executive)
and senior officers. The following table sets forth the compensations paid or payable to key management for employee services:

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonus	29,698	26,074	37,412
Other social security costs, housing benefits and other employee benefits	7,058	7,267	6,262
Pension costs - defined contribution plans	363	359	374
Share-based payment	22,719	(19,049)	(2,294)

	59,838	14,651	41,754